ORGANIZATION AND PRINCIPAL ACTIVITIES (Details Textual) - USD ($) $ in Millions	12 Months Ended
	Feb. 28, 2017	Feb. 29, 2016	Feb. 28, 2015
Organization And Principal Activities [Line Items]
Net Revenue From Variable Interest Entity And Subsidiaries Of Variable Interest Entity And Schools As Percentage Of Total Net Revenue	93.80%
Term of Agreement, Description	10 years
Xinxin Xiangrong [Member]
Organization And Principal Activities [Line Items]
Number of Legal Owners of Variable Interest Entities	3
Xueersi Education and Xueersi Network [Member]
Organization And Principal Activities [Line Items]
Number of Legal Owners of Variable Interest Entities	4
Variable Interest Entity, Primary Beneficiary, Aggregated Disclosure [Member]
Organization And Principal Activities [Line Items]
Amount Payable By Variable Interest Entity Subsidiaries Of Variable Interest Entity And Schools To Wholly Foreign Owned Enterprise	$ 49.0	$ 17.9	$ 18.7